share-based compensation - Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
share-based compensation
Employee benefits expense	$ 176	$ 199
Associated operating cash outflows	(32)	(48)
Statement of cash flows adjustment	144	151
TELUS technology solutions
share-based compensation
Employee benefits expense	131	137
Associated operating cash outflows	(23)	(42)
Statement of cash flows adjustment	108	95
TELUS health
share-based compensation
Employee benefits expense	17	13
Statement of cash flows adjustment	17	13
TELUS digital experience
share-based compensation
Employee benefits expense	28	49
Associated operating cash outflows	(9)	(6)
Statement of cash flows adjustment	19	43
Restricted share units
share-based compensation
Employee benefits expense	152	164
Associated operating cash outflows	(10)	(14)
Statement of cash flows adjustment	142	150
Restricted share units | Restructuring costs | TELUS technology solutions
share-based compensation
Employee benefits expense	152	160
Employee share purchase plan
share-based compensation
Employee benefits expense	22	34
Associated operating cash outflows	(22)	(34)
Share option awards
share-based compensation
Employee benefits expense	2	1
Statement of cash flows adjustment	2	1
Share option awards | TELUS digital experience
share-based compensation
Employee benefits expense	$ (1)	$ 21